First Trust Merger Arbitrage ETF (MARB)
Portfolio of Investments
April 30, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 53.3%
	Banks — 2.4%
82,813	Lakeland Bancorp, Inc.	$1,009,490
	Biotechnology — 3.1%
31,493	Cerevel Therapeutics Holdings, Inc. (a) (b)	1,345,066
	Commercial Services & Supplies — 1.6%
13,067	SP Plus Corp. (a) (b)	667,201
	Communications Equipment — 3.3%
41,132	Juniper Networks, Inc. (b)	1,432,216
	Consumer Finance — 3.3%
11,275	Discover Financial Services	1,428,881
	Consumer Staples Distribution & Retail — 5.1%
108,482	Albertsons Cos., Inc., Class A (b)	2,213,033
	Health Care Equipment & Supplies — 4.0%
25,870	Axonics, Inc. (a) (b)	1,722,166
	Health Care Providers & Services — 4.7%
21,796	Amedisys, Inc. (a) (b)	2,006,322
	Household Durables — 2.9%
118,375	Vizio Holding Corp., Class A (a) (b)	1,254,775
	Insurance — 2.1%
1,859	National Western Life Group, Inc., Class A (b)	908,716
	Metals & Mining — 3.5%
41,260	United States Steel Corp. (b)	1,505,990
	Oil, Gas & Consumable Fuels — 9.2%
9,371	Hess Corp.	1,475,839
9,199	Pioneer Natural Resources Co. (b)	2,477,474
		3,953,313
	Pharmaceuticals — 3.0%
23,222	Catalent, Inc. (a) (b)	1,296,949
	Software — 3.6%
4,795	ANSYS, Inc. (a)	1,557,800
	Textiles, Apparel & Luxury Goods — 1.5%
17,973	Capri Holdings Ltd. (a) (b)	637,682
	Total Common Stocks	22,939,600
	(Cost $23,903,473)

Units	Description	Value
MASTER LIMITED PARTNERSHIPS — 2.5%
	Oil, Gas & Consumable Fuels — 2.5%
47,756	NuStar Energy, L.P.	$1,077,853
	(Cost $1,137,423)

Shares	Description	Value
RIGHTS — 0.0%
	Biotechnology — 0.0%
43,869	Chinook Therapeutics, Inc., expiring December 21, 2029 (a) (c) (d) (e)	0
100,745	Icosavax, Inc., expiring January 1, 2029 (a) (c) (d) (e)	0
		0
	Health Care Equipment & Supplies — 0.0%
7,137	ABIOMED, Inc., expiring December 31, 2029 (a) (c) (d) (e)	0
	Pharmaceuticals — 0.0%
39,856	Mirati Therapeutics, Inc., expiring October 8, 2024 (a) (c) (d) (e)	0
	Total Rights	0
	(Cost $0)
MONEY MARKET FUNDS — 43.5%
18,754,718	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (f)	18,754,718
	(Cost $18,754,718)
	Total Investments — 99.3%	42,772,171
	(Cost $43,795,614)
COMMON STOCKS SOLD SHORT — (18.0)%
	Banks — (2.4)%
(70,244)	Provident Financial Services, Inc.	(1,031,182)
	Consumer Finance — (3.8)%
(11,491)	Capital One Financial Corp.	(1,648,154)
	Oil, Gas & Consumable Fuels — (9.8)%
(9,606)	Chevron Corp.	(1,549,159)
(22,410)	Exxon Mobil Corp.	(2,650,431)
		(4,199,590)
	Software — (2.0)%
(1,656)	Synopsys, Inc. (a)	(878,657)
	Total Common Stocks Sold Short	(7,757,583)
	(Proceeds $7,900,851)

First Trust Merger Arbitrage ETF (MARB)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)

Units	Description	Value
MASTER LIMITED PARTNERSHIPS SOLD SHORT — (2.5)%
	Oil, Gas & Consumable Fuels — (2.5)%
(19,103)	Sunoco, L.P.	$(1,075,499)
	(Proceeds $1,197,834)
	Total Investments Sold Short — (20.5)%	(8,833,082)
	(Proceeds $9,098,685)
	Net Other Assets and Liabilities — 21.2%	9,129,932
	Net Assets — 100.0%	$43,069,021

(a)	Non-income producing security.
(b)	This security or a portion of this security is segregated as collateral for investments sold short. At April 30, 2024, the segregated value of these securities amounts to $10,396,915.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(d)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At April 30, 2024, securities noted
as such are valued at $0 or 0.0% of net assets.

(e)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(f)	Rate shown reflects yield as of April 30, 2024.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows:

ASSETS TABLE
	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 22,939,600	$ 22,939,600	$ —	$ —
Master Limited Partnerships*	1,077,853	1,077,853	—	—
Rights*	—**	—	—	—**
Money Market Funds	18,754,718	18,754,718	—	—
Total Investments	$42,772,171	$42,772,171	$—	$—**

LIABILITIES TABLE
	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks Sold Short*	$ (7,757,583)	$ (7,757,583)	$ —	$ —
Master Limited Partnerships Sold Short*	(1,075,499)	(1,075,499)	—	—
Total Investments Sold Short	$ (8,833,082)	$ (8,833,082)	$ —	$ —

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.